Fair value measurements and financial risk management - Valuation inputs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair value measurements and financial risk management
Transfers between fair value levels	$ 0	$ 0
Revaluation of contingent consideration	(4,426)	$ (1,854)
HMS
Fair value measurements and financial risk management
Debt, fair value	$ 2,000
Interest rate	4.80%
HMS | Discount rate
Fair value measurements and financial risk management
Debt, measurement input	0.927
MEOT
Fair value measurements and financial risk management
Debt, fair value	$ 2,000
Contingent consideration, measurement input	0.0422
EMMAC Life Sciences Limited
Fair value measurements and financial risk management
Revaluation of contingent consideration	$ (4,714)
EMMAC Life Sciences Limited | Regulatory approval for recreational cannabis
Fair value measurements and financial risk management
Contingent consideration, measurement input	0.116	0.018
EMMAC Life Sciences Limited | Revenue targets in the U.K. market
Fair value measurements and financial risk management
Contingent consideration, measurement input	0.112	0.018
Los Sueos
Fair value measurements and financial risk management
Gain on revaluation of contingent consideration	$ 2,700
Los Sueos | Discount rate | First tranche of share issue
Fair value measurements and financial risk management
Debt, measurement input	0.017
Los Sueos | Discount rate | Second tranche of share issue
Fair value measurements and financial risk management
Debt, measurement input	0.021
Four20 Pharma GmbH | Discount rate | First tranche of share issue
Fair value measurements and financial risk management
Debt, measurement input	0.164
Four20 Pharma GmbH | Discount rate | Second tranche of share issue
Fair value measurements and financial risk management
Debt, measurement input	0.162
Tryke Companies
Fair value measurements and financial risk management
Revaluation of contingent consideration	$ (915)
Tryke Companies | Discount rate
Fair value measurements and financial risk management
Debt, measurement input	0.117
Tryke Companies | Risk Free Interest Rate | First anniversary
Fair value measurements and financial risk management
Contingent consideration, measurement input	18.2
Tryke Companies | Risk Free Interest Rate | Second anniversary
Fair value measurements and financial risk management
Contingent consideration, measurement input	18.0
Tryke Companies | Risk Free Interest Rate | Third anniversary
Fair value measurements and financial risk management
Contingent consideration, measurement input	17.8